John Hancock Funds II

John Hancock Global Absolute Return Strategies Fund (the fund)

Supplement dated 12-9-16 to the current Class A, Class C, Class I, Class R2, and Class R6 shares Prospectus

Effective January 1, 2017, in the “Fund summary – PAST PERFORMANCE” section, the Average annual total returns table is replaced in its entirety by the following:

Average annual total returns (%)—as of 12/31/15	1 year	Since inception (12/19/2011)
Class A (before tax)	–3.66	2.99
after tax on distributions	–6.10	1.69
after tax on distributions, with sale	–1.93	1.77
Class C	–0.25	3.61
Class I	1.73	4.67
Class R2	1.25	4.07
Class R6	1.85	4.73
Bank of America Merrill Lynch U.S. Dollar 6-Month LIBOR Constant Maturity Index* (reflects no deduction for fees, expenses, or taxes)	0.25	0.48
Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index* (reflects no deduction for fees, expenses, or taxes)	0.10	0.10
MSCI World Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	–0.32	12.55

*Prior to January 1, 2017, the fund compared its performance to the Bank of America Merrill Lunch U.S. Dollar 1-Month LIBID Average Index. After this date, to better reflect the universe of investment opportunities based on the fund’s investment strategy, the fund added the Bank of America Merrill Lynch U.S. Dollar 6-Month LIBOR Constant Maturity Index as the benchmark to which the fund compares its performance.

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Funds II

John Hancock Global Absolute Return Strategies Fund (the fund)

Supplement dated 12-9-16 to the current Class R1, Class R3, Class R4, and Class R5 shares Prospectus

Effective January 1, 2017, in the “Fund summary – PAST PERFORMANCE” section, the Average annual total returns table is replaced in its entirety by the following:

Average annual total returns (%)—as of 12/31/15	1 year	Since inception (12/16/2011)
Class R1 (before tax)	–13.17	–10.63
after tax on distributions	–15.39	–11.78
after tax on distributions, with sale	–7.32	–8.11
Class R3	–13.08	–10.54
Class R4	–12.82	–10.27
Class R5	–12.56	–10.00
Bank of America Merrill Lynch US Dollar 6-Month LIBOR Constant Maturity Index* (reflects no deduction for fees, expenses, or taxes)	0.25	0.48
Bank of America Merrill Lynch US Dollar 1-Month LIBID Average Index* (reflects no deduction for fees, expenses, or taxes)	0.10	0.10
MSCI World Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	–0.32	12.55

*Prior to January 1, 2017, the fund compared its performance to the Bank of America Merrill Lunch U.S. Dollar 1-Month LIBID Average Index. After this date, to better reflect the universe of investment opportunities based on the fund’s investment strategy, the fund added the Bank of America Merrill Lynch U.S. Dollar 6-Month LIBOR Constant Maturity Index as the benchmark to which the fund compares its performance.

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Funds II

John Hancock Global Absolute Return Strategies Fund (the fund)

Supplement dated 12-9-16 to the Equity, Fixed-Income, and Alternative/Specialty Funds Class NAV shares Prospectus

Effective January 1, 2017, in the “Fund summary – PAST PERFORMANCE” section, the Average annual total returns table is replaced in its entirety by the following:

Average annual total returns (%)—as of 12/31/15	1 year	Since inception (12/16/2011)
Class NAV (before tax)	1.86	4.78
after tax on distributions	–1.06	3.17
after tax on distributions, with sale	1.05	2.97
Bank of America Merrill Lynch US Dollar 6-Month LIBOR Constant Maturity Index* (reflects no deduction for fees, expenses, or taxes)	0.25	0.48
Bank of America Merrill Lynch US Dollar 1-Month LIBID Average Index* (reflects no deduction for fees, expenses, or taxes)	0.10	0.10
MSCI World Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	–0.32	12.55

*Prior to January 1, 2017, the fund compared its performance to the Bank of America Merrill Lunch U.S. Dollar 1-Month LIBID Average Index. After this date, to better reflect the universe of investment opportunities based on the fund’s investment strategy, the fund added the Bank of America Merrill Lynch U.S. Dollar 6-Month LIBOR Constant Maturity Index as the benchmark to which the fund compares its performance.

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Funds II

John Hancock Technical Opportunities Fund (the fund)

Supplement dated 12-9-16 to the current Class A, Class C and Class I shares Prospectus

Effective January 1, 2017, the management fee rate for the fund has been reduced.

In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 18 to 19 of this prospectus under "Sales charge reductions and waivers" or pages 111 to 115 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Shareholder fees (%) (fees paid directly from your investment)	A	C	I
Maximum front-end sales charge (load) on purchases, as a % of purchase price	5.00	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00 (on certain purchases, including those of $1 million or more)	1.00	None
Small account fee (for fund account balances under $1,000) ($)	20	20	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	C	I
Management fee[1]	1.00	1.00	1.00
Distribution and service (Rule 12b-1) fees	0.30	1.00	0.00
Other expenses	0.19	0.19	0.17
Total annual fund operating expenses	1.49	2.19	1.17

[1] "Management fee” has been restated to reflect the contractual management fee schedule effective January 1, 2017.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	C		I
		Sold	Not Sold
1 year	644	322	222	119
3 years	947	685	685	372
5 years	1,273	1,175	1,175	644
10 years	2,191	2,524	2,524	1,420

In the “Fund details” section, under the heading “Who’s who — Investment adviser — Management fee,” the disclosure regarding the fund’s management fee schedule is modified as follows:

The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement), determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund:

Average daily net assets ($)	Annual rate (%)
First 1 billion	1.000
Excess over 1 billion	0.950

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Funds II

John Hancock Technical Opportunities Fund (the fund)

Supplement dated 12-9-16 to the Equity, Fixed-Income, and Alternative/Specialty Funds Class 1 shares Prospectus

Effective January 1, 2017, the management fee rate for the fund has been reduced.

In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	1
Maximum front-end sales charge (load)	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	1
Management fee[1]	1.00
Distribution and service (Rule 12b-1) fees	0.05
Other expenses [2]	0.06
Total annual fund operating expenses	1.11

[1] "Management fee” has been restated to reflect the contractual management fee schedule effective January 1, 2017.

[2] "Other expenses" have been estimated for the first year of operations of the fund's Class 1 shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	1
1 year	113
3 years	353
5 years	612
10 years	1,352

In the “Fund details” section, under the heading “Who’s who — Investment adviser — Management fee for Technical Opportunities Fund,” the disclosure regarding the fund’s management fee schedule is modified as follows:

The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement), determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund:

Average daily net assets ($)	Annual rate (%)
First 1 billion	1.000
Excess over 1 billion	0.950

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Funds II

John Hancock Technical Opportunities Fund (the fund)

Supplement dated 12-9-16 to the Equity, Fixed-Income, and Alternative/Specialty Funds Class NAV shares Prospectus

Effective January 1, 2017, the management fee rate for the fund has been reduced.

In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	NAV
Maximum front-end sales charge (load)	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee	1.00
Other expenses	0.06
Total annual fund operating expenses	1.06

[1] "Management fee” has been restated to reflect the contractual management fee schedule effective January 1, 2017

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	NAV
1 year	108
3 years	337
5 years	585
10 years	1,294

In the “Fund details” section, under the heading “Who’s who — Investment adviser — Management fee for Technical Opportunities Fund,” the disclosure regarding the fund’s management fee schedule is modified as follows:

The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement), determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund:

Average daily net assets ($)	Annual rate (%)
First 1 billion	1.000
Excess over 1 billion	0.950

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.